Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

16. Leases

The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are four years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. With the adoption of the new leasing standard, the Group has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at additional borrowing rate.

(a) The following table sets forth the breakdown of leasing expenses：

	For the years ended December 31,
	2024	2025
	RMB	RMB

Lease cost:
Amortization of right-of-use assets	12,646	18,532
Interest of lease liabilities	1,263	2,334
Expenses for short-term leases within 12 months	3,753	2,581
Total lease cost	17,662	23,447

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2024	2025
	RMB	RMB

Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	22,908	24,126

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2024	2025

Weighted-average remaining lease term
Operating leases	1.71 years	2.14 years
Weighted-average discount rate
Operating leases	4.99%	6.03%

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

16. Leases (continued)

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2024 and 2025:

	For the years ended December 31,
	2024	2025
	RMB	RMB

Beginning balance	38,110	36,826
Recognition of additional leasing contract	20,467	39,873
De-recognition of leasing contract	(9,312)	(6,331)
Amortization of right of use assets	(12,646)	(18,532)
Business combination	207	184
Ending balance	36,826	52,020

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2024 and 2025:

	For the years ended December 31,
	2024	2025
	RMB	RMB

Beginning balance	35,878	28,765
Recognition of additional leasing contract	20,467	39,873
De-recognition of leasing contract	(6,015)	(2,378)
Interest of lease liabilities	1,263	2,334
Leasing payment	(22,908)	(24,126)
Business combination	80	243
Ending balance	28,765	44,711

(f) The following table sets forth the maturities of lease liabilities：

As of
December 31, 2025
RMB

2026	31,416
2027	10,760
2028	3,752
2029	2,471
2030	1,449
Total undiscounted lease payments	49,848
Less: Imputed interest	(5,137)
Total lease liabilities	44,711

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)